Share Capital - Summary of Share Capital (Parenthetical) (Detail) $ / shares in Units, $ in Millions	1 Months Ended	2 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($)	Sep. 05, 2019 shares	Jun. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2018 $ / shares shares	Jun. 30, 2017 $ / shares shares	Jun. 30, 2019 £ / shares	Jun. 30, 2018 £ / shares	Jun. 30, 2017 £ / shares
Disclosure of classes of share capital [line items]
Off-market buy-back program | $	$ 5,200		$ 5,220
BHP Group Limited [member]
Disclosure of classes of share capital [line items]
Par value | $ / shares			$ 0.50
Number of ordinary shares issued on the exercise of awards			5,902,588	7,339,522	6,945,570
BHP Group Limited [member] | Major ordinary share transactions [member]
Disclosure of classes of share capital [line items]
Number of ordinary shares issued on the exercise of awards		0
BHP Group Plc [member]
Disclosure of classes of share capital [line items]
Par value | $ / shares			$ 0.50
Number of ordinary shares issued on the exercise of awards			275,984	711,705	940,070
BHP Group Plc [member] | Major ordinary share transactions [member]
Disclosure of classes of share capital [line items]
Number of ordinary shares issued on the exercise of awards		0
Special Voting share of US$0.50 par value [member] | BHP Group Plc [member]
Disclosure of classes of share capital [line items]
Par value | $ / shares			$ 0.5	$ 0.5	$ 0.5
5.5% Preference shares [member]
Disclosure of classes of share capital [line items]
Par value | £ / shares						£ 1	£ 1	£ 1
Dividend rate percentage			5.50%	5.50%	5.50%
5.5% Preference shares [member] | BHP Group Plc [member]
Disclosure of classes of share capital [line items]
Par value | £ / shares						£ 1	£ 1	£ 1
Dividend rate percentage			5.50%	5.50%	5.50%